Note Hurricanes Impact - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Hurricanes Impact [Line Items]
Provision for Loan and Lease Losses	$ 325,424	$ 170,016	$ 241,478
Change Allowance For Loan Losses Recalibration And Enhancements Of The Enviromental Factors Adjustments	4,900
Adjustments To Indemnity Reserves On Loans Sold	(22,377)	(17,285)	(18,628)
Allowance for loan losses	623,426	540,651	537,111
Financial Guarantee
Hurricanes Impact [Line Items]
Valuation Allowances And Reserves Balance	58,820	54,489	58,663
Loans with Recourse
Hurricanes Impact [Line Items]
Loans serviced	1,500,000	1,700,000
Covered loans
Hurricanes Impact [Line Items]
Provision for Loan and Lease Losses	5,742	$ (1,110)	$ 24,020
Change Allowance For Loan Losses Recalibration And Enhancements Of The Enviromental Factors Adjustments	1,600
Non Covered Loans
Hurricanes Impact [Line Items]
Change Allowance For Loan Losses Recalibration And Enhancements Of The Enviromental Factors Adjustments	6,500
Hurricanes
Hurricanes Impact [Line Items]
Insurance recoveries	1,100
Provision for Loan and Lease Losses	67,615
Change Allowance For Loan Losses Recalibration And Enhancements Of The Enviromental Factors Adjustments	60,000
Expenses From Structural Damages Net Of Insurance Receivables	6,500
Adjustments To Indemnity Reserves On Loans Sold	(3,436)
Hurricanes | Covered loans
Hurricanes Impact [Line Items]
Provision for Loan and Lease Losses	5,800
Hurricanes | Non Covered Loans
Hurricanes Impact [Line Items]
Allowance for loan losses	117,600
Hurricanes | Maximum
Hurricanes Impact [Line Items]
Estimated Loan Losses Range	160,000
Hurricanes | Minimum
Hurricanes Impact [Line Items]
Estimated Loan Losses Range	70,000
Hurricanes | ASC Subtopic 310-30
Hurricanes Impact [Line Items]
Provision for Loan and Lease Losses	$ 5,600